(graphic Mt. Vernon)
(logo American Funds)
The right choice for the long term(SM)

Washington Mutual Investors Fund Semi-Annual Report for the period ended October 31, 2001

Washington Mutual Investors Fund(SM) is one of the 29 American Funds, the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk. Washington Mutual Investors Fund seeks to provide income and growth of principal through investments in quality common stocks.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2001 (the most recent calendar quarter):

Class A Shares                            1 year    5 years  10 years

Reflecting 5.75% maximum sales charge     -4.67%    +11.18%   +13.32%

Please see inside back cover for results and other important information about additional share classes.

Figures shown are past results and are not predictive of future results. Share price and return will vary, so you may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.


A common link: You may have noticed a new logo on the cover. The interlocking boxes have been adopted by the American Funds and all of The Capital Group Companies(SM) to signify our common commitment to helping our mutual fund shareholders and institutional clients meet their investment goals.

(graphic bar)
Fellow Shareholders:
The American Funds family joins all Americans saddened by the tragic events of September 11. We extend our thoughts and prayers to the victims and to those who have suffered a loss of family and friends.

Washington Mutual Investors Fund continued to resist the worst of the extended downturn in stock prices, a trend that became especially severe during the semi-annual period ended October 31. In fact, until the terrorist attacks on September 11, your Fund had shown a positive total return for the previous 12 months.

For the six-month fiscal period, the value of an invest- ment in the Fund, with dividends reinvested, declined 8.3%. Most of that decline came in September. The unmanaged Standard & Poor's 500 Composite Index declined substantially more _ 14.6% _ during the same period. For the 12 months through October 31, Washington Mutual recorded a negative return of only 2.3%, while the S&P 500 fell 24.9%.

The value of Washington Mutual's highly disciplined approach to investing _ requiring eligible companies to meet strict standards of financial soundness _ has been clearly apparent during this difficult market. Investors have shown far more interest in such companies in the wake of collapsing prices for most technology and telecommunications stocks. Some of the younger Internet-related companies, many with little or no history of earnings or dividend payments, have declined in value by more than 90%.

While the Fund avoided those disappointments, business activity has slowed substantially in the past year and evidence of economic recession has become increasingly apparent since September 11. Hence, stock prices have suffered more or less across the board. Even among banks and pharmaceutical companies, which dominate the Fund's list of 10 largest holdings and normally are fairly resistant to economic cycles, the effect on prices has been significant.

This is one of those periods that test an investor's resolve to stick with long-term goals, which is the course we follow. While we won't attempt to predict how soon this cycle will end, we are confident that the Fund's holdings are positioned to do well once recovery begins. Moreover, the aggressive moves by the Federal Reserve Board to push down interest rates that began this past January and continued all year ultimately should stimulate economic activity.

On October 31, the Fund's portfolio showed ownership of 168 companies in 44 industries. Companies appearing in the portfolio since April 30 are American Express, AT&T Wireless Services, Cisco Systems, Coca-Cola, Corning, Electronic Data Systems, FirstEnergy, General Motors, Home Depot, Johnson & Johnson, Linear Technology, Northrop Grumman, and Parker Hannifin. Eliminated during the period were Campbell Soup, Computer Associates International, Dillard's, Edison International, Equifax, General Electric, Johnson Controls, Norfolk Southern, Phelps Dodge, Target, Willamette Industries, and Xerox.

At the shareholder meeting held in Annapolis, Maryland on December 5, all of the matters described in the proxy statement were overwhelmingly adopted. Re-elected to the Board of Directors were Cyrus A. Ansary; Fred J. Brinkman; Daniel J. Callahan III; James H. Lemon, Jr.; Harry J. Lister; James C. Miller III; T. Eugene Smith; Leonard P. Steuart, II; and Margita E. White. Newly elected were Charles A. Bowsher; J. Knox Singleton; and Jeffrey L. Steele. These Directors have distinguished records of service in their respective fields of activity and will add importantly to our Board.

Two members of the Fund's Advisory Board retired on September 20 _ William B. Snyder, who served from 1992, and Robert F. Tardio, who served from 1982. Both have provided wise counsel to the Fund and their service is greatly appreciated.

We are sad to report that Bernard J. Nees, a founder of Washington Mutual Investors Fund in July 1952, passed away on July 17, 2001 at the age of 93. He was elected Chairman Emeritus in 1985 and continued to attend Fund meetings until the spring of this year. The basic investment standards originally instituted by Bernard Nees have been a major factor behind the Fund's success and growth over the years.

Your questions and comments are always welcome. We look forward to reporting to you again in another six months.

Cordially,

(signatures)
Stephen Hartwell         James H. Lemon, Jr.      Harry J. Lister
Chairman of              Vice Chairman of         President of
the Board                the Board                the Fund

December 14, 2001

(ghosted graphic Mt. Vernon)

Investment Portfolio October 31, 2001
Unaudited
Five Largest Industries                      Percent of
                                             Net Assets

Banks                                        10.14%
Pharmaceuticals                              8.94
Oil & Gas                                    8.53
Electric Utilities                           8.02
Diversified Telecommunication Services       6.29
Ten Largest Individual Holdings
                                             Percent of
                                             Net Assets

ChevronTexaco                                4.61%
Bank of America                              3.34
J.P. Morgan Chase                            2.35
AT&T                                         1.98
Eli Lilly                                    1.95
Pharmacia                                    1.79
Exxon Mobil                                  1.78
Pfizer                                       1.76
Wells Fargo                                  1.64
BANK ONE                                     1.63


                                                    Market Value   Percent of
Equity Securities (common stocks)         Shares       (000)       Net Assets

Energy 8.72%

Energy Equipment & Services .19%
Halliburton Co.                          3,500,000   $    86,415           .19%

Oil & Gas 8.53%
Ashland Inc.                             3,680,000       148,157           .32
BP PLC (formerly BP Amoco PLC)
  (American Depositary Receipts)         2,100,000       101,514           .22
ChevronTexaco Corp. (formed by
  the merger of Chevron Corp.
  and Texaco Inc.)                      24,031,087     2,127,953          4.61
Conoco Inc.                              7,350,000       188,895           .41
Exxon Mobil Corp.                       20,850,000       822,532          1.78
Kerr-McGee Corp.                         1,700,000        97,920           .21
Phillips Petroleum Co.                   4,600,000       250,286           .54
Unocal Corp.                             6,296,500       202,747           .44
                                                       3,940,004          8.53
                                                       4,026,419          8.72

Materials 5.12%

Chemicals 1.46%
Air Products and Chemicals, Inc.         3,212,300       128,620           .28
Crompton Corp.                           5,800,001        42,050           .09
Dow Chemical Co.                         9,650,000       320,863           .70
PPG Industries, Inc.                     3,725,700       181,926           .39
                                                         673,459          1.46

Metals & Mining .63%
Alcoa Inc.                               9,000,000       290,430           .63

Paper & Forest Products 3.03%
International Paper Co.                 19,200,000       687,360          1.49
Mead Corp.                               3,000,000        80,520           .17
Westvaco Corp.                           4,999,800       122,745           .27
Weyerhaeuser Co.                        10,200,000       509,082          1.10
                                                       1,399,707          3.03
                                                       2,363,596          5.12

Capital Goods 6.91%

Aerospace & Defense 3.88%
Boeing Co.                               4,500,000       146,700           .32
Honeywell International Inc.            20,016,600       591,491          1.28
Lockheed Martin Corp.                    7,760,000       378,455           .82
Northrop Grumman Corp.                     850,000        84,957           .18
Raytheon Co.                             5,211,600       168,074           .37
United Technologies Corp.                7,792,700       419,949           .91
                                                       1,789,626          3.88

Construction & Engineering .15%
Fluor Corp.                              1,850,000        68,857           .15

Electrical Equipment .48%
Emerson (formerly Emerson Electric Co.)  4,300,000       210,786           .46
Rockwell Automation (formerly
  Rockwell International Corp.)            821,000        11,313           .02
                                                         222,099           .48

Industrial Conglomerates .07%
Minnesota Mining and Manufacturing Co.     300,000        31,314           .07


Machinery 1.73%
Caterpillar Inc.                         1,400,000        62,608           .14
Deere & Co.                              6,240,000       230,818           .50
Dover Corp.                              4,000,000       131,800           .28
Eaton Corp.                              1,012,900        66,284           .14
Illinois Tool Works Inc.                 1,200,000        68,640           .15
Ingersoll-Rand Co.                       2,990,500       111,546           .24
Pall Corp.                               5,300,000       107,590           .23
Parker Hannifin Corp.                      604,000        21,683           .05
                                                         800,969          1.73


Trading Companies & Distributors .60%
Genuine Parts Co.                        8,515,800       276,764           .60
                                                       3,189,629          6.91

Commercial Services
& Supplies 1.26%

Commercial Services & Supplies 1.26%
Deluxe Corp.                             2,200,000        77,000           .17
Pitney Bowes Inc.                       12,300,000       450,918           .98
ServiceMaster Co.                        4,926,100        53,448           .11
                                                         581,366          1.26

Transportation 1.22%

Airlines .26%
Southwest Airlines Co.                   7,500,000       119,250           .26

Road & Rail .96%
Burlington Northern Santa Fe Corp.       4,802,900       129,054           .28
CSX Corp.                                6,266,100       211,167           .46
Union Pacific Corp.                      2,000,000       104,020           .22
                                                         444,241           .96
                                                         563,491          1.22

Automobiles & Components 1.16%

Auto Components .65%
Dana Corp.                               3,845,300        41,337           .09
Goodyear Tire & Rubber Co.               3,000,000        55,890           .12
TRW Inc.                                 6,050,000       204,429           .44
                                                         301,656           .65

Automobiles .51%
Ford Motor Co.                           4,370,438        70,146           .15
General Motors Corp.                     4,000,000       165,280           .36
                                                         235,426           .51
                                                         537,082          1.16

Consumer Durables & Apparel 2.25%

Household Durables 1.12%
Newell Rubbermaid Inc.                  12,600,000       348,264           .76
Stanley Works                            4,350,000       166,692           .36
                                                         514,956          1.12

Leisure Equipment & Products .20%
Eastman Kodak Co.                        3,600,000        92,052           .20

Textiles & Apparel .93%
NIKE, Inc., Class B                      6,371,925       314,518           .68
VF Corp.                                 3,500,000       116,270           .25
                                                         430,788           .93
                                                       1,037,796          2.25

Hotels, Restaurants & Leisure .79%

Hotels, Restaurants & Leisure .79%
McDonald's Corp.                        14,030,400       365,773           .79

Media 1.33%

Media 1.33%
Dow Jones & Co., Inc.                    1,900,000        85,500           .18
Gannett Co., Inc.                        1,739,700       109,949           .24
Interpublic Group of Companies, Inc.    12,275,000       275,574           .60
Knight-Ridder, Inc.                      1,100,000        61,875           .13
Walt Disney Co.                          4,407,900        81,943           .18
                                                         614,841          1.33

Retailing 3.92%

Multiline Retail .98%
Dollar General Corp.                     5,250,000        75,022           .16
J.C. Penney Co., Inc.                    1,921,400        41,733           .09
May Department Stores Co.               10,700,000       336,515           .73
                                                         453,270           .98

Specialty Retail 2.94%
Circuit City Stores, Inc._
  Circuit City Group                    10,000,000       137,200           .30
Gap, Inc.                               16,000,000       209,120           .45
Home Depot, Inc.                         1,650,000        63,080           .14
Limited Inc.                            20,000,000       223,000           .48
Lowe's Companies, Inc.                  15,000,000       511,500          1.11
TJX Companies, Inc.                      6,250,000       211,250           .46
                                                       1,355,150          2.94
                                                       1,808,420          3.92

Food & Drug Retailing 1.29%

Food & Drug Retailing 1.29%
Albertson's, Inc.                       13,756,750       438,978           .95
Walgreen Co.                             4,825,000       156,233           .34
                                                         595,211          1.29

Food & Beverage 5.42%

Beverages 1.07%
Coca-Cola Co.                            1,500,000        71,820           .16
PepsiCo, Inc.                            8,600,000       418,906           .91
                                                         490,726         1.07

Food Products 4.35%
ConAgra Foods, Inc.                     15,066,600       345,025           .75
General Mills, Inc.                      6,259,700       287,446           .62
H.J. Heinz Co.                          12,950,000       549,598          1.19
Kellogg Co.                              7,100,000       216,550           .47
Sara Lee Corp.                          27,400,000       610,746          1.32
                                                       2,009,365          4.35
                                                       2,500,091          5.42

Household & Personal
Products 2.10%

Household Products 1.37%
Kimberly-Clark Corp.                    11,379,800       631,693          1.37

Personal Products .73%
Avon Products, Inc.                      7,182,500       336,356           .73
                                                         968,049          2.10

Health Care Equipment & Services 1.41%

Health Care Equipment & Supplies .50%
Becton, Dickinson and Co.                6,450,000       230,910           .50

Health Care Providers & Services .91%
Aetna Inc.                               6,900,000       190,716           .41
Cardinal Health, Inc.                    3,400,000       228,174           .50
                                                         418,890           .91
                                                         649,800          1.41

Pharmaceuticals & Biotechnology 8.94%

Pharmaceuticals 8.94%
Abbott Laboratories                      3,500,000       185,430           .40
American Home Products Corp.             2,000,000       111,660           .24
Bristol-Myers Squibb Co.                11,188,600       598,031          1.30
Eli Lilly and Co.                       11,770,000       900,405          1.95
Johnson & Johnson                        2,523,400       146,130           .32
Merck & Co., Inc.                        5,100,000       325,431           .70
Pfizer Inc                              19,335,450       810,155          1.76
Pharmacia Corp.                         20,400,000       826,608          1.79
Schering-Plough Corp.                    6,000,000       223,080           .48
                                                       4,126,930          8.94

Banks 10.14%

Banks 10.14%
Bank of America Corp.                   26,132,200     1,541,538          3.34
Bank of New York Co., Inc.               5,000,000       170,050           .37
BANK ONE CORP.                          22,668,500       752,368          1.63
FleetBoston Financial Corp.              4,700,000       154,442           .33
KeyCorp                                  3,000,000        63,780           .14
National City Corp.                      3,400,000        89,760           .19
PNC Financial Services Group, Inc.       2,000,000       109,800           .24
SunTrust Banks, Inc.                     1,000,000        59,860           .13
Wachovia Corp. (merged with
  First Union Corp.)                    26,085,900       746,057          1.62
Washington Mutual, Inc.                  7,750,000       233,972           .51
Wells Fargo & Co.                       19,206,500       758,657          1.64
                                                       4,680,284         10.14

Diversified Financials 6.06%

Diversified Financials 6.06%
American Express Co.                     3,000,000        88,290           .19
Citigroup Inc.                           1,231,818        56,072           .12
Fannie Mae                               5,040,000       408,038           .89
Freddie Mac                              3,750,000       254,325           .55
Household International, Inc.           14,050,000       734,815          1.59
J.P. Morgan Chase & Co.                 30,710,000     1,085,906          2.35
Moody's Corp.                            1,400,000        48,608           .11
Providian Financial Corp.                5,718,200        22,244           .05
USA Education Inc.                       1,200,000        97,872           .21
                                                       2,796,170          6.06

Insurance 5.36%

Insurance 5.36%
Allstate Corp.                          22,250,000       698,205          1.51
American International Group, Inc.
  (formerly American General Corp.)      8,060,454       633,551          1.37
Aon Corp.                                8,681,000       330,225           .72
Jefferson-Pilot Corp.                    4,825,000       199,514           .43
Lincoln National Corp.                   5,554,800       235,246           .51
Marsh & McLennan Companies, Inc.         1,200,000       116,100           .25
MGIC Investment Corp.                      500,000        25,870           .06
St. Paul Companies, Inc.                 5,100,000       234,090           .51
                                                       2,472,801          5.36

Software & Services 1.02%

IT Consulting & Services .28%
Electronic Data Systems Corp.            2,000,000       128,740          .28

Software .74%
Microsoft Corp.*                         4,950,000       287,843           .62
Oracle Corp.*                            4,000,000        54,240           .12
                                                         342,083           .74
                                                         470,823          1.02

Technology Hardware
& Equipment 4.59%

Communications Equipment .90%
Cisco Systems, Inc.*                     4,868,600        82,377           .18
Corning Inc.                             4,000,000        32,240           .07
Harris Corp.                             1,550,000        53,134           .11
Motorola, Inc.                          15,200,000       248,824           .54
                                                         416,575          .90

Computers & Peripherals 2.24%
Dell Computer Corp.*                     2,000,000        47,960           .10
Hewlett-Packard Co.                     35,000,000       589,050          1.28
International Business Machines Corp.    2,400,000       259,368           .56
Sun Microsystems, Inc.*                 13,500,000       137,025           .30
                                                       1,033,403          2.24

Office Electronics .15%
IKON Office Solutions, Inc.              7,285,000        70,592           .15

Semiconductor Equipment & Products 1.30%
Intel Corp.                              2,000,000        48,840           .10
Linear Technology Corp.                  1,500,000        58,200           .13
Texas Instruments Inc.                  15,470,000       433,005           .94
Xilinx, Inc.*                            2,000,000        60,840           .13
                                                         600,885          1.30
                                                       2,121,455          4.59

Telecommunication
Services 6.32%

Diversified Telecommunication
Services 6.29%
ALLTEL Corp.                             5,764,200       329,366           .71
AT&T Corp.                              60,000,000       915,000          1.98
Qwest Communications International Inc. 12,500,000       161,875           .35
SBC Communications Inc.                 14,278,083       544,138          1.18
Sprint FON Group                        13,705,800       274,116           .59
Verizon Communications Inc.             13,671,926       680,999          1.48
                                                       2,905,494          6.29

Wireless Telecommunication
Services .03%
AT&T Wireless Services, Inc.*            1,000,000        14,440           .03
                                                       2,919,934          6.32

Utilities 8.75%

Electric Utilities 8.02%
Ameren Corp.                             3,877,400       155,484           .34
American Electric Power Co., Inc.       11,164,300       467,784          1.01
Conectiv                                 2,500,000        59,000           .13
Consolidated Edison, Inc.                5,471,700       216,077           .47
Constellation Energy Group, Inc.         7,800,000       174,486           .38
Dominion Resources, Inc.                 4,237,020       258,967           .56
DTE Energy Co.                           3,550,000       148,000           .32
Duke Energy Corp.                        1,400,000        53,774           .12
FirstEnergy Corp.                        1,600,300        55,146           .12
FPL Group, Inc.                          5,640,000       299,484           .65
GPU, Inc.                                4,875,000       193,294           .42
PPL Corp.                                2,000,000        68,300           .15
Progress Energy, Inc.                   10,175,418       429,097           .93
Public Service Enterprise Group Inc.     2,020,000        79,507           .17
Puget Sound Energy, Inc.                 3,800,000        72,466           .16
Southern Co.                            17,800,000       425,420           .92
TECO Energy, Inc.                        1,000,000        25,750           .05
TXU Corp.                                7,000,000       320,880           .69
Xcel Energy Inc.                         7,000,000       197,960           .43
                                                       3,700,876          8.02

Multi-Utilities .73%
Williams Companies, Inc.                11,686,400       337,387           .73
                                                       4,038,263          8.75
Miscellaneous 1.44%

Miscellaneous 1.44%
Equity securities in initial period
  of acquisition                                         664,993          1.44


TOTAL EQUITY SECURITIES
  (cost: $38,173,174,000)                             44,093,217         95.52

U.S. Treasuries and Other
Federal Agencies 5.34%

U.S. Treasuries and Other
Federal Agencies 5.34%
Federal Farm Credit Bank
  2.90% due 12/4/2001                  $    10,068 $      10,040           .02
Federal Home Loan Bank
  2.12% - 3.40%
  due 11/7/2001 - 1/16/2002              1,225,347     1,220,423          2.64
United States Treasury bills
  2.08% - 3.43%
  due 11/1/2001 - 1/17/2002              1,239,857     1,235,031          2.68

TOTAL SHORT-TERM SECURITIES
  (cost: $2,464,919,000)                               2,465,494          5.34

TOTAL INVESTMENT SECURITIES
  (cost: $40,638,093,000)                             46,558,711        100.86
Excess of payables over cash
  and receivables                                        397,100           .86

NET ASSETS                                           $46,161,611       100.00%


*Non-income-producing security.

See Notes to Financial Statements

Financial Statements

Statement of Assets and Liabilities                                  Unaudited
October 31, 2001                                        (dollars in thousands)

Assets:
Investment securities at market
  (cost: $40,638,093)                                              $46,558,711
Cash                                                                        47
Receivables for _
  Sales of investments                                  $  76,967
  Sales of Fund's shares                                   68,315
  Dividends                                                62,637      207,919
                                                                      46,766,677
Liabilities:
Payables for _
  Purchases of investments                                528,918
  Repurchases of Fund's shares                             38,351
  Management services                                      11,555
  Other expenses                                           26,242      605,066
Net Assets at October 31, 2001                                     $46,161,611

Total authorized capital stock _
  4,000,000,000 shares, $1.00 par value

  Class A shares:
    Net assets                                                     $45,194,934
    Shares outstanding                                           1,670,870,807
    Net asset value per share                                           $27.05

  Class B shares:
    Net assets                                                        $551,376
    Shares outstanding                                              20,454,171
    Net asset value per share                                           $26.96

  Class C shares:
    Net assets                                                        $234,846
    Shares outstanding                                               8,717,138
    Net asset value per share                                           $26.94

  Class F shares:
    Net assets                                                        $180,455
    Shares outstanding                                               6,678,295
    Net asset value per share                                           $27.02


See Notes to Financial Statements

Washington Mutual Investors Fund
Statement of Operations                                              Unaudited
for the six months ended October 31, 2001               (dollars in thousands)

Investment Income:
Income:
  Dividends                                              $536,286
  Interest                                                 51,108    $ 587,394
Expenses:
  Investment adviser fee                                   48,641
  Business management fee                                  22,049
  Distribution expenses _ Class A                         58,836
  Distribution expenses _ Class B                          2,131
  Distribution expenses _ Class C                            663
  Distribution expenses _ Class F                            110
  Transfer agent fee _ Class A                            20,019
  Transfer agent fee _ Class B                               209
  Administrative services fees _ Class C                     169
  Administrative services fees _ Class F                     131
  Reports to shareholders                                   1,023
  Registration statement and prospectus                     1,001
  Postage, stationery and supplies                          3,958
  Directors' and Advisory Board fees                          253
  Auditing and legal fees                                     117
  Custodian fee                                               194
  Other expenses                                                9      159,513
Net investment income                                                  427,881

Realized Loss and Unrealized
  Depreciation on Investments:
Net realized loss                                                    (113,722)
Net unrealized depreciation on investments                         (4,489,543)
  Net realized loss and unrealized
    depreciation on investments                                    (4,603,265)
Net Decrease in Net Assets
  Resulting from Operations                                       $(4,175,384)

See Notes to Financial Statements

Statement of Changes in Net Assets
                                                     Six months   Year ended
                                                   ended Oct. 31,  April 30,
(dollars in thousands)                                  2001*        2001

Operations:
Net investment income                                $    427,881$     907,894
Net realized (loss) gain on investments                 (113,722)    2,303,878
Net unrealized (depreciation)
  appreciation on investments                         (4,489,543)    2,714,981
  Net (Decrease) Increase in Net
    Assets Resulting from Operations                  (4,175,384)    5,926,753

Dividends and Distributions
  Paid to Shareholders:
Dividends from net investment income:
  Class A                                               (444,627)    (909,313)
  Class B                                                 (2,608)      (1,882)
  Class C                                                   (741)           _
  Class F                                                   (863)           _
Distributions from net realized gain on investments:
    Class A                                                    _  (3,750,270)
    Class B                                                    _     (12,049)
  Total Dividends and Distributions                     (448,839)  (4,673,514)

Capital Share Transactions:
Proceeds from shares sold                               3,922,393    4,970,885
Proceeds from shares issued in
  reinvestment of net investment
  income dividends and distributions
  of net realized gain on investments                     416,711    4,406,084
Cost of shares repurchased                            (2,594,552)  (8,941,995)
  Net Increase in Net Assets Resulting
    from Capital Share Transactions                     1,744,552      434,974
Total (Decrease) Increase in Net Assets               (2,879,671)    1,688,213


Net Assets:
Beginning of period                                    49,041,282   47,353,069

End of period (including undistributed
  net investment income: $147,247
  and $168,205, respectively)                         $46,161,611  $49,041,282

*Unaudited
See Notes to Financial Statements


Notes to Financial Statements Unaudited

1.   Organization and Significant Accounting Policies

Organization _ Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The Fund offers four classes of shares as described below:

     Class A shares are sold with an initial sales charge of up to 5.75%;

     ClassB shares are sold without an initial sales charge but are subject to a contingent deferred sales charge (CDSC) paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years;

     Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years; and

     Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

Significant Accounting Policies _ The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     Security Valuation _ Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Fund's Board of Directors.

     Security Transactions and Related Investment Income _ Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     Dividends and Distributions to Shareholders _ Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Class Allocations _ Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2.   Federal Income Taxation

The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the Fund.

As of October 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $40,638,093,000. Net unrealized appreciation on investments aggregated $5,920,618,000; $8,822,116,000 related to appreciated securities and $2,901,498,000 related to depreciated securities. There was no difference between book and tax realized losses on securities transactions for the six months ended October 31, 2001.

3.   Fees and Transactions with Related Parties

Business Management and Investment Advisory Fee _ A fee of $22,049,000 was incurred during the six months ended October 31, 2001 for business management services pursuant to the business management agreement with Washington Management Corporation (WMC). The agreement provides for monthly fees, accrued daily, based on a series of rates beginning with 0.175% per annum of the first $3 billion of daily net assets decreasing to 0.04% of such assets in excess of $55 billion. For the six months ended October 31, 2001, the business management services fee was equivalent to an annualized rate of 0.09% of average daily net assets. Johnston, Lemon & Co. Incorporated (JLC), earned $390,000 on its retail sales of all share classes and distribution plans of the Fund and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund.

A fee of $48,641,000 was incurred during the six months ended October 31, 2001 for investment advisory services pursuant to an agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on a series of rates beginning with 0.225% per annum of the first $3 billion of daily net assets decreasing to 0.185% of such assets in excess of $55 billion. For the six months ended October 31, 2001, the investment advisory services fee was equivalent to an annualized rate of 0.198% of average daily net assets.
Distribution Expenses _ American Funds Distributors, Inc. (AFD) is the principal underwriter of the Fund's shares. The Fund has adopted Plans of Distribution under which it may finance activities primarily intended to sell Fund shares, provided the categories of expenses are approved in advance by the Fund's Board of Directors. The Plans provide for annual expenses, based on average daily net assets, of up to 0.25% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate AFD for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

ClassA Shares _ Approved categories of expense include reimbursements toAFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the Fund within the prior 15 months but only to the extent that the overall 0.25% annual expense limit for Class A shares is not exceeded. For the six months ended October 31, 2001, aggregate distribution expenses were $58,836,000, equivalent to an annualized rate of 0.24% of average daily net assets attributable to Class A shares.

ClassB Shares _ In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended October 31, 2001, aggregate distribution expenses were $2,131,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

ClassC Shares _ In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the Fund. For the six months ended October 31, 2001, aggregate distribution expenses were $663,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares. Class F Shares _ The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended October 31, 2001, aggregate distribution expenses were $110,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of October 31, 2001, aggregate distribution expenses payable to AFD for all share classes were $18,002,000.

AFD received $9,724,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's Class A shares for the six months ended October 31, 2001. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.

Transfer Agent Fee _ A fee of $20,228,000 was incurred during the six months ended October 31, 2001, pursuant to an agreement with American Funds Service Company (AFS), the transfer agent for the Fund. As of October 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $7,411,000.

Administrative Services Fees _ The Fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the Fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended October 31, 2001, total fees under the agreement were $300,000. As of October 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $74,000.

Deferred Directors' and Advisory Board Fees _ Since the adoption of the deferred compensation plan in 1994, independent Directors and Advisory Board members may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the Fund, are treated as if invested in shares of the Fund or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected Funds. As of October 31, 2001, the cumulative amount of these liabilities was $689,000. Directors' and Advisory Board fees on the Statement of Operations include the current fees (either paid in cash or deferred), and the net increase or decrease in the value of deferred compensation.

Affiliated Officers and Directors _ WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon Group, Incorporated (JLG). All the officers of the Fund and four of its directors are affiliated with JLG and receive no remuneration directly from the Fund in such capacities.

4.   Investment Transactions and Other Disclosures

The Fund made purchases and sales of investment securities, excluding short-term securities, of $8,062,194,000 and $6,161,155,000, respectively, during the six months ended October 31, 2001.

Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended October 31, 2001, the custodian fee of $194,000 includes $43,000 that was paid by these credits rather than in cash.

As of October 31, 2001, net assets consisted of the following:

                                                        (dollars in thousands)
     Capital paid in on shares of capital stock                    $39,105,850
     Undistributed net investment income                               147,247
     Undistributed net realized gain                                   987,896
     Net unrealized appreciation                                     5,920,618

     Net assets                                                    $46,161,611

Capital share transactions in the Fund were as follows:


                                                                 Six months ended                   Year ended
                                                                October 31, 2001<F1>              April 30, 2001
                                                                 Amount                          Amount
                                                                 (000)           Shares          (000)           Shares
Class A Shares:
  Sold                                                      $ 3,186,980     110,160,867    $  4,676,526     159,865,422
  Reinvestment of dividendsb and distributions                  412,716      15,086,637       4,392,650     155,285,340
  Repurchased                                               (2,559,300)    (88,761,697)     (8,932,465)   (304,634,215)
    Net increase in Class A                                   1,040,396      36,485,807         136,711      10,516,547

Class B Shares:
  Sold                                                          325,440      11,285,664         244,344       8,386,387
  Reinvestment of dividends and distributions                     2,492          92,602         13,434          476,476
  Repurchased                                                  (18,099)       (642,171)         (9,335)       (322,202)
    Net increase in Class B                                     309,833      10,736,095        248,443       8,540,661

Class C Shares:<F2>
  Sold                                                          221,319       7,691,277          34,630       1,215,379
  Reinvestment of dividends and distributions                       704          26,867              _              _
  Repurchased                                                   (5,944)       (214,311)            (60)         (2,074)
    Net increase in Class C                                     216,079       7,503,833         34,570        1,213,305

Class F Shares:<F2>
  Sold                                                          188,654       6,509,216          15,385         538,541
  Reinvestment of dividends and distributions                       799          30,510              _              _
  Repurchased                                                  (11,209)       (395,248)           (135)         (4,724)
    Net increase in Class F                                     178,244       6,144,478         15,250          533,817

Total net increase in Fund                                   $1,744,552      60,870,213    $    434,974      20,804,330

<F1>Unaudited.
<F2>Class C and Class F shares were offered beginning March 15, 2001.

5.   Investments in Affiliates

The Fund owns 5.29%, 5.13%, 5.13%, and 5.14% of the outstanding voting securities of Ashland, Crompton, Stanley Works, and IKON Office Solutions, respectively, and therefore, each is considered an "affiliated company" of the Fund under the Investment Company Act of 1940.

Per-Share Data and Ratios:
                                                    Class A
                        Six months
                           ended
                        October 31,               Year ended April 30,
                       2001/1/ /2/      2001     2000      1999    1998   1997

Net Asset Value,
  Beginning of Period     $29.80      $29.14   $35.31    $33.92  $25.93  $22.77

Income from Investment
  Operations:
  Net investment income      .26/3/     .57/3/    .61 /3/   .60     .62     .62
  Net (losses) gains on
    securities (both
    realized and
    unrealized)            (2.74)/3/   3.17 /3/(3.09)/3/  3.99    9.65    4.36

    Total from investment
      operations           (2.48)       3.74    (2.48)     4.59   10.27    4.98

Less Distributions:
  Dividends (from net
    investment income)      (.27)       (.58)    (.58)     (.61)   (.62)   (.62)
  Distributions (from
    capital gains)         _          (2.50)   (3.11)    (2.59)  (1.66)  (1.20)

    Total distributions     (.27)      (3.08)   (3.69)    (3.20)  (2.28)  (1.82)

Net Asset Value,
  End of Period           $27.05      $29.80   $29.14    $35.31  $33.92  $25.93

Total Return4              (8.33)%     13.54%   (6.96)%   14.61%  40.80%  22.43%

Ratios/Supplemental Data:
  Net assets, end of
    period (in millions)  $45,195     $48,700  $47,319   $57,018 $45,764 $28,165
  Ratio of expenses to
    average net assets       .64% /5/    .65%     .63%      .61%    .62%    .64%
  Ratio of net income to
    average net assets      1.75% /5/   1.95%    1.91%     1.84%   2.08%   2.56%


/1/  Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/  Unaudited.
/3/  Based on average shares outstanding.
/4/  Total returns exclude all sales charges, including contingent deferred sales charges.
/5/  Annualized.


                                                             Class B                       Class C                 Class F

                                               Six months     Year      March 15   Six months   March 15   Six months   March 15
                                                  ended       ended        to         ended        to         ended        to
                                               October 31,  April 30,   April 30,  October 31,  April 30,  October 31,  April 30,
                                              2001<F1><F2>    2001      2000<F1>  2001<F1><F2>  2001<F1>  2001<F1><F2>  2001<F1>
Net Asset Value,
  Beginning of Period                            $29.71      $29.11      $26.93      $29.70      $28.32      $29.79      $28.37

Income from Investment Operations:
  Net investment income<F3>                         .13         .29         .02         .10        (.02)        .20         .01
  Net (losses) gains on securities
    (both realized and unrealized)<F3>            (2.71)       3.22        2.16       (2.72)       1.40       (2.71)       1.41

    Total from investment operations              (2.58)       3.51        2.18       (2.62)       1.38       (2.51)       1.42

Less Distributions:
  Dividends (from net investment income)           (.17)       (.41)      _           (.14)      _           (.26)      _
  Distributions (from capital gains)              _          (2.50)      _          _          _          _          _
    Total distributions                            (.17)      (2.91)      _           (.14)      _           (.26)      _

Net Asset Value, End of Period                   $26.96      $29.71      $29.11      $26.94      $29.70      $27.02      $29.79

Total Return<F4>                                  (8.68)%     12.68%       8.10%      (8.81)%      4.87%      (8.43)%      5.01%

Ratios/Supplemental Data:
  Net assets, end of period (in millions)          $551        $289         $34        $235         $36        $181         $16
  Ratio of expenses to average net assets          1.41%<F5>   1.42%        .17%       1.56%<F5>    .23%        .85%<F5>    .12%
  Ratio of net income to average net assets         .92%<F5>    .99%        .08%        .69%<F5>  _           1.37%<F5>    .04%

<F1>  Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
<F2>  Unaudited.
<F3> Based on average shares outstanding.
<F4>  Total returns exclude all sales charges, including contingent deferred sales charges.
<F5>Annualized.


                                                Supplemental Data _ All Classes
                        Six months
                           ended
                        October 31,               Year ended April 30,
                       2001 /1/ /2/     2001     2000      1999    1998   1997

Portfolio Turnover Rate    13.30%      25.29%   26.24%    27.93%  17.61%  20.41%


/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/   Unaudited.



Result of Meeting of Shareholders:

Record Date September 20, 2001 and Meeting Date December 5, 2001

Class A Shares outstanding on September 20, 2001         1,654,497,047
Class B Shares outstanding on September 20, 2001            17,221,305
Class C Shares outstanding on September 20, 2001             6,238,297
Class F Shares outstanding on September 20, 2001             4,992,846

Total shares voting on December 5, 2001                  1,024,312,414  (60.7%)

Election of Directors
                                          Percent                       Percent
                            Votes        of Shares        Votes        of Shares
Director                     For        Voting For      Withheld       Withheld

Cyrus A. Ansary         1,013,152,553      98.9%       11,159,861        1.1%
Charles A. Bowsher      1,012,570,300      98.9%       11,742,114        1.1%
Fred J. Brinkman        1,012,893,109      98.9%       11,419,305        1.1%
Daniel J. Callahan III  1,013,221,129      98.9%       11,091,285        1.1%
James H. Lemon, Jr.     1,013,605,725      99.0%       10,706,689        1.0%
Harry J. Lister         1,013,620,243      99.0%       10,692,171        1.0%
James C. Miller III     1,013,555,942      98.9%       10,756,472        1.1%
J. Knox Singleton       1,013,465,758      98.9%       10,846,656        1.1%
T. Eugene Smith         1,012,629,290      98.9%       11,683,124        1.1%
Jeffrey L. Steele       1,013,749,335      99.0%       10,563,079        1.0%
Leonard P. Steuart, II  1,013,327,478      98.9%       10,984,936        1.1%
Margita E. White        1,013,360,223      98.9%       10,952,191        1.1%

Reduction of Par Value from $1.00 to $.001

                Percent                    Percent                   Percent
    Votes       of Shares     Votes       of Shares       Votes     of Shares
     For       Voting For    Against   Voting Against   Withheld    Withheld

945,053,202       92.3%    38,760,530       3.8%       40,498,682     3.9%

Ratification of Accountants

                Percent                    Percent                   Percent
    Votes       of Shares     Votes       of Shares       Votes     of Shares
    For        Voting For    Against    Voting Against  Withheld    Withheld

1,003,466,562     98.0%     5,602,397       0.5%       15,243,455     1.5%

Washington Mutual Investors Fund
Directors

Stephen Hartwell
Chairman of the Board

James H. Lemon, Jr.
Vice Chairman of the Board

Harry J. Lister
President of the Fund

Cyrus A. Ansary
Fred J. Brinkman
Daniel J. Callahan III
James C. Miller III
T. Eugene Smith
Leonard P. Steuart, II
Margita E. White

Other Officers

Jeffrey L. Steele
Executive Vice President of the Fund

Howard L. Kitzmiller
Senior Vice President, Secretary and
Treasurer of the Fund

Ralph S. Richard
Vice President of the Fund

Lois A. Erhard
Vice President of the Fund

Michael W. Stockton
Assistant Vice President, Assistant
Secretary, and Assistant Treasurer
of the Fund

J. Lanier Frank
Assistant Vice President of the Fund

Ashley L. Shaw
Assistant Secretary of the Fund

Advisory Board

Charles A. Bowsher
Mary K. Bush
Louise M. Cromwell
Katherine D. Ortega
C. Richard Pogue
Linda D. Rabbitt
William J. Shaw
J. Knox Singleton

Directors Emeritus

Charles T. Akre
Dr. Nathan A. Baily
John A. Beck
Stephen G. Yeonas


IN MEMORIUM
Bernard J. Nees

Founder and Chairman Emeritus

Esteemed friend, wise counselor, and gifted executive

July 17, 2001


Offices of the Fund and of the Business Manager

Washington Management Corporation

1101 Vermont Avenue, NW
Washington, DC 20005-3585
202/842-5665

Investment Adviser

Capital Research and
Management Company

333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

Custodian of Assets

The Chase Manhattan Bank

270 Park Avenue
New York, NY 10017-2070


Transfer Agent

American Funds Service Company (Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Counsel

Thompson, O'Donnell,
Markham, Norton & Hannon

805 Fifteenth Street, NW
Washington, DC 20005-2216

Principal Underwriter

American Funds Distributors, Inc.

333 South Hope Street
Los Angeles, CA 90071-1462

This report is for the information of shareholders of Washington Mutual Investors Fund, Inc., but it may also be used as sales literature when preceded or accom-panied by the current prospectus, which gives details about charges, expenses, investment objectives, and operating policies of the Fund. If used as sales material after December 31, 2001, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

For information about your account or any of the Fund's services, or for a prospectus for any of the American Funds, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit us at americanfunds.com on the World Wide Web. Please read the prospectus carefully before you invest or send money.

(graphic: ghosted Mt. Vernon)

Other Share Class Results:
Class B, Class C, and Class F

Average annual compound returns for periods ended September 30, 2001 (the most recent calendar quarter):

                                                         1 year  Life of class
Class B Shares

Reflecting applicable contingent deferred sales
  charge (CDSC), maximum of 5%, payable only if
  shares are sold within six years of purchase           -4.21%     +4.93% /1/
Not reflecting CDSC                                      +0.34%     +7.44% /1/

Class C Shares

Reflecting CDSC, maximum of 1%, payable only if shares are
  sold within one year of purchase                           _     -4.90% /2/
Not reflecting CDSC                                          _     -3.94% /2/

Class F Shares

Not reflecting annual asset-based fee charged by
  sponsoring firm                                            _     -3.45% /2/


/1/ Average annual compound return from March 15, 2000, when Class B shares first became available.
/2/ Total return from March 15, 2001, when Class C and Class F shares first became available.


There are several ways to invest in Washington Mutual Investors Fund. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts of $25,000 or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.77% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.92% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.21% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Fund. As a result, dividends and investment results will differ for each share class.

(graphic: recycle symbol)
Printed on recycled paper

(graphic: Mt Vernon)

(logo: American Funds

(logo: Washington Mutual Investors Fund)

Washington Mutual Investors Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
202/842-5665 WMIF-013-1201